S-K 1606, De-SPAC Board Determination	Oct. 05, 2026
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

Interests of Certain Persons in the Business Combination — McKinley

Since the Sponsor, its affiliates, representatives and the McKinley officers, directors and advisors (the “Sponsor Related Parties”), have interests that are different, or in addition to (and which may conflict with), the interests of the other holders of McKinley Ordinary Shares, a conflict of interest may exist in determining whether the Business Combination with Space-Eyes is appropriate. Such interests include that the Sponsor Related Parties will lose their entire investment in McKinley if McKinley does not complete a business combination. When you consider the recommendation of the McKinley Board in favor of approval of the Business Combination Proposal and the other proposals, you should keep in mind that the Sponsor Related Parties have interests in such proposals that are different from, or in addition to, your interests as a stockholder. These interests include, among other things:

•        unless McKinley consummates an initial business combination, the Sponsor and McKinley’s officers and directors will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceed the amount of available proceeds from the McKinley IPO and private placement not deposited in the Trust Account. As of September 29, 2026, no such reimbursable out-of-pocket expenses have been incurred;

•        the fact that McKinley also entered into an agreement with the Sponsor to pay an affiliate the Sponsor a total of up to $10,000 per month for technology, software, computer systems, administrative support, secretarial services and infrastructure fee. Payments commence on the effective date of the registration statement for the McKinley IPO until the earlier of McKinley’s consummation of an initial business combination or its liquidation. Accordingly, assuming the consummation of McKinley’s initial business combination takes until August 13, 2027, the Sponsor will be paid a total of approximately $240,000 for these services;

•        The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (A) one year after the completion of the initial business combination or (B) subsequent to the initial business combination (x) if the last reported sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial business combination or (y) the date on which McKinley completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the public shareholders having the right to exchange their McKinley Ordinary Shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances;

•        based on the difference in the purchase price of $25,000 (or approximately $0.004 per share) that the Sponsor paid for the Founder Shares, as compared to the purchase price of $10.00 per McKinley Public Unit sold in the McKinley IPO, the Sponsor may earn a positive rate of return even if the share price of the combined company after the closing of a business combination falls below the price initially paid for the McKinley Public Units in the McKinley IPO and the public investors experience a negative rate of return following the closing of a business combination, even though there are restrictions on the Sponsor’s ability to transfer the Founder Shares under the lock-up agreements described elsewhere in this proxy statement/prospectus;

•        the fact that the Sponsor currently holds 465,000 McKinley Private Placement Units, which were purchased at a price of $10.00 per unit, or an aggregate value of $4,650,000 ($500,000 of which has not yet been received, representative of the Private Placement Units Note issued to the Sponsor) and which have no redemption rights upon McKinley’s liquidation and will be worthless if no business combination is effected;

•        the fact that, if the Trust Account is liquidated, including in the event we are unable to consummate the Business Combination or an initial business combination by August 13, 2027 (the “Combination Period”), the Sponsor has agreed to indemnify us to ensure that the proceeds in the Trust Account are not reduced below $10.00 per Public Share, or such lesser amount per Public Share as is in the Trust

Account on the liquidation date, by the claims of prospective target businesses with which we have entered into an acquisition agreement or claims of any third-party vendors or service providers (other than our independent registered public accounting firm) for services rendered or products sold to us, but only if such target business, vendor or service provider has not executed a waiver of any and all of its rights to seek access to the Trust Account;

•        the fact that the Sponsor currently holds an aggregate of 6,763,103 shares of McKinley Ordinary Shares, including 420,000 Class A Ordinary Shares underlying the 420,000 McKinley Private Placement Units. As of September 29, 2026, such shares had an aggregate market value of approximately $69.4 million and the McKinley Private Placement Rights had an aggregate market value of approximately $113,400, based on a market price of $10.26 per share of Class A Ordinary Shares and a market price of $0.27 per right on September 29, 2026, respectively;

•        the continued indemnification of McKinley’s executive officers and directors and the continuation of McKinley’s executive officers’ and directors’ liability insurance following the consummation of the Business Combination;

•        the fact that the Sponsor and McKinley executive officers and directors have agreed, for no consideration, not to redeem any of the Founder Shares in connection with a stockholder vote to approve the Business Combination and such Founder Shares will be worthless if no business combination is effected by McKinley by August 13, 2027; and

•        the fact that certain officers and directors of McKinley have an economic interest in the Founder Shares and McKinley Private Placement Units owned by Sponsor as a result of their direct or indirect membership interests in the Sponsor, but do not beneficially own any McKinley Ordinary Shares held by the Sponsor other than Peter Wright who may be deemed to beneficially own McKinley Ordinary Shares owned by the Sponsor as the managing member of the Sponsor. The economic interest (or deemed economic interest) of these individuals in the Founder Shares McKinley Private Placement Units retained by the Sponsor is shown below:

	Class A Units (Representing Interests in the Founder Shares)	Class B Units (Representing Interests in the McKinley Private Placement Units)	Approximate Percentage of Interest in the Founder Shares Held by Sponsor	Approximate Percentage of Interest in the McKinley Private Placement Units Held by Sponsor
Adam Dooley	1,243,501		19.0%
Peter Wright	1,466,652	47,500	22.4%	10.2%
Saurabh Shah	472,215		7.2%
Daphne Huang	314,810		4.8%
Kevin Beard	31,481		0.5%
Tommaso Breschi	31,481		0.5%
Jonathan Rosenzweig	31,481		0.5%
Joseph Shaposhnik	31,481		0.5%

In light of the foregoing, the Sponsor and McKinley’s directors, executive officers and advisors will receive material benefits from the completion of the Business Combination and may be incentivized to complete the Business Combination with Space-Eyes rather than liquidate even if (i) Space-Eyes is a less favorable target company or (ii) the terms of the Business Combination are less favorable to the shareholders. As a result, our Sponsor, directors, officers and advisors may have interests in the completion of the Business Combination that are materially different than, and may conflict with, the interests of other stockholders. Further, the Sponsor and McKinley’s directors and executive officers who hold Founder Shares and/or McKinley Private Placement Units may receive a positive return on the Founder Shares and McKinley Private Placement Units even if McKinley’s public shareholders experience a negative return on their investment after consummation of the Business Combination. See “Risk Factors — Risks Relating to the New Space-Eyes Common Stock Following the Business Combination — The Sponsor and McKinley’s directors and executive officers who hold Founder Shares may receive a positive rate of return on the Founder Shares even if McKinley’s public stockholders experience a negative return on their investment after consummation of the Business Combination.”

These interests may influence McKinley’s directors in making their recommendation that you vote in favor of these proposals. These interests were considered by the McKinley board of directors when it approved the Business Combination. See the section entitled “Proposal No. 1: The Business Combination Proposal — Interests of McKinley’s Directors and Executive Officers in the Business Combination” in the accompanying joint proxy statement/prospectus for a further discussion of these considerations.